Capital Stock (Details)			1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
		Dec. 29, 2023 shares	Dec. 28, 2023 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Sep. 30, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 $ / shares shares
Capital Stock [Line Items]
Authorized share					250,000,000	250,000,000	220,000,000
Shares of common stock					757,494	631,859
Common stock par value (in Dollars per share) | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares			140,136,788
Preferred stock par value (in Dollars per share) | $ / shares					$ 0.0001
Exchange ratio					0.0284
Vote per share						one
Shares					757,494	631,859
Exchange ratio						0.0284
Amount of outstanding principal and interest (in Dollars) | $	[1]			$ 2,324,696
Cash consideration (in Dollars) | $						$ 5,000,000
Reverse recapitalization (in Dollars) | $					$ 17,100,000	17,100,000
Shares of company (in Dollars) | $	[2]				$ 76	$ 63
Reverse stock split shares		199,994			19,695,305	10	19,695,305
Shares issued						2,866,666
Outstanding principal and interest amount (in Dollars) | $						$ 10,715,068
SPAC [Member]
Capital Stock [Line Items]
Shares issued					91,924
Exchange ratio					1:1
Conversion of shares					9,192,377
Mohan Ananda [Member]
Capital Stock [Line Items]
Shares of common stock						1,666,666
Shares issued					16,667
Shares prior to Reverse Stock Split					1,666,666
Amount of outstanding principal and interest (in Dollars) | $					$ 10,715,068
Cash consideration (in Dollars) | $					$ 5,000,000
Reverse stock split shares						10,715
Vendors [Member]
Capital Stock [Line Items]
Shares issued					36,173
Shares prior to Reverse Stock Split					3,617,333
Zoomcar Inc [Member]
Capital Stock [Line Items]
Shares authorized for issuance prior reverse recapitalization			220,000,000
Authorized share			260,000,000
Reverse Recapitalization					16,987,064
Exchange ratio					0.0284
Shares					16,987,064	16,987,064
Preferred stock					99,309,415	99,309,415
Exchange ratio						0.0284
Reverse recapitalization (in Dollars) | $					$ 392,725
Shares of company (in Dollars) | $			$ 220,000,000
Reverse stock split shares						91,924
Shares of common stock						3,617,333
Common Stock [Member]
Capital Stock [Line Items]
Common stock par value (in Dollars per share) | $ / shares			$ 0.0001		$ 0.0001
Exchange ratio					0.0284
Issued shares against liabilities assumed					2,866,666
Reverse stock split shares					20,000,000	20,425	14,645
Shares issued						1
Common Stock [Member] | Mohan Ananda [Member]
Capital Stock [Line Items]
Shares issued					10,715
Shares prior to Reverse Stock Split					1,071,506
Common Stock [Member] | Zoomcar Inc [Member]
Capital Stock [Line Items]
Authorized share			260,000,000
Shares issued					273,791
Shares prior to Reverse Stock Split					27,327,481
Shares					16,987,064
Preferred Stock [Member]
Capital Stock [Line Items]
Preferred stock shares			10,000,000
Preferred stock par value (in Dollars per share) | $ / shares			$ 0.0001
Shares issued						9,192,377
Conversion of shares						9,192,377
Preferred Stock [Member] | SPAC [Member]
Capital Stock [Line Items]
Shares prior to Reverse Stock Split					9,192,377
Preferred Stock [Member] | Zoomcar Inc [Member]
Capital Stock [Line Items]
Shares of common stock						112,660,583
Preferred stock					112,660,583
Common Stock [Member]
Capital Stock [Line Items]
Shares of common stock			250,000,000
Common stock par value (in Dollars per share) | $ / shares			$ 0.0001			$ 0.0001
Vote per share					one
Shares issued	[1]			125,121
Shares		19,999,407
Conversion of shares			32,999,472		5,975,686	59,757
Amount of outstanding principal and interest (in Dollars) | $	[1]			$ 13
Reverse stock split shares						36,173
Common Stock [Member] | Mohan Ananda [Member]
Capital Stock [Line Items]
Shares of common stock						1,071,506
Reverse stock split shares						16,667
Common Stock [Member] | Zoomcar Inc [Member]
Capital Stock [Line Items]
Shares						16,987,064
Reverse stock split shares						273,791
Shares issued						27,327,481
Preferred Stock [Member]
Capital Stock [Line Items]
Preferred stock shares			10,000,000
Preferred stock par value (in Dollars per share) | $ / shares			$ 0.0001			$ 0.0001
Shares issued	[1]
Conversion of shares			3,502,040
Amount of outstanding principal and interest (in Dollars) | $	[1]
Reverse Stock Split [Member]
Capital Stock [Line Items]
Reverse stock split shares						28,667

[1]	125,121 (12,512,080 prior to Reverse Stock Split) shares were issued against Atalaya Note.
[2]	Prior period numbers have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for-100 that became effective October 21, 2024. (Refer Note 4)